Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Schedule of Revenue Percentage by Major Customer

Charterer	2016	2015	2014
A	13%	14%	19%
B	13%	10%	13%
C	9%	9%	9%
D	7%	8%	5%